SUBSEQUENT EVENTS (Narrative) (Details)			2 Months Ended	12 Months Ended
	Jun. 07, 2024 USD ($) ft²	May 06, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 USD ($)	May 13, 2024 $ / shares shares	Jan. 31, 2024 USD ($)	Jan. 31, 2023 $ / shares
Subsequent Event [Line Items]
Exercise price of stock options granted | $ / shares						$ 0.7
Purchases of property and equipment | $			$ 51,483		$ 521,579
Subsequent Events [Member]
Subsequent Event [Line Items]
Convertible debenture units issued | shares		4,000
Proceeds from convertible debenture units issued | $		$ 4,000,000
Convertible debenture issued per unit | $		$ 1,000
Warrants issued per convertible debenture unit | shares		1,000
Exercise price of warrants issued | $ / shares		$ 0.55
Interest rate		12.00%
Conversion price per share | $ / shares		$ 0.45
Stock options granted | shares				5,425,000
Exercise price of stock options granted | $ / shares				$ 0.53
Subsequent Events [Member] | Deep Roots Harvest, Inc [Member]
Subsequent Event [Line Items]
Area of land | ft²	6,500
Purchases of property and equipment | $	$ 3,500,000